Share-based compensation	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based compensation

8. Share-based compensation

2021 Plan

During the year ended December 31, 2021, in connection with the initial public offering (“IPO”), the Company implemented a new incentive award program, the 2021 Incentive Award Plan (“2021 Plan”). The principal purpose of the 2021 Plan is to attract, retain and motivate selected employees, consultants and members of the Board of Directors through the granting of share-based compensation awards and cash-based performance bonus awards from 2021 and onwards. 69,496,515 ordinary shares have been reserved for grants pursuant to a variety of share-based compensation awards, including, but not limited to, stock options and restricted stock units (“RSUs”). To secure the future delivery of ordinary shares and ADSs under the 2021 Plan, the Company’s shareholders resolved to issue 69,496,515 warrants. The right to subscribe for the warrants vests only in the Company. See Note 24 “Equity”.

RSUs

During the twelve months ended December 31, 2025, the Company, under the 2021 Plan, granted 1,330,234 RSUs, of which 352,857 were granted to members of key management, including the executive officers, and the Board of Directors. 411,040 RSUs vested during the period, of which 161,264 were to key management. The RSUs are accounted for as equity-settled share-based compensation transactions. The RSUs are measured based on the fair market value of the underlying ADSs on the date of grant. The RSUs granted to employees under the 2021 Plan vest in equal installments on each of the first three anniversaries of the date of grant, subject to continued service. The RSUs granted to members of the Company’s Board of Directors vest on the date of the next annual general meeting of shareholders following the grant date, subject to continued service on the applicable vesting date.

On June 18, 2024, pursuant to the resolutions of the Company’s remuneration committee, the Board of Directors and the shareholders of the Company, certain senior key employees were offered the opportunity to exchange outstanding unexercised stock options for a smaller number of RSUs. All holders of unexercised stock options granted during May 2021 and July 2023, with exercise prices ranging from $31.20 to $340.00, were offered to participate in the exchange. The number of new RSUs were determined such that the fair market value of the ADSs underlying the new RSUs equals the fair value of the exchanged stock options. For these purposes, fair market value was determined on a grant-by-grant basis and the number of ADSs underlying new RSUs equals the Black-Scholes option-pricing model value of the exchanged stock options, resulting in a weighted average conversion rate of 0.3492 RSUs per stock option. The exchange was completed on June 28, 2024, with a total of 212,862 new RSUs granted, of which 165,172 were granted to members of key management, including our executive officers, in exchange for a total number of 609,489 stock options. The new RSUs granted will vest and become exercisable in equal installments on each of the first two annual vesting dates falling after the grant date subject to continued service.

Activity in the Group’s RSUs outstanding and related information is as follows:

	Number of RSUs	Weighted average grant date fair value ($)
As of January 1, 2023	407,380	88.40
Granted during the period	273,972	35.00
Forfeited during the period	(123,544)	64.40
Vested during the period	(137,017)	63.00
As of December 31, 2023	420,791	58.20
Granted during the period	466,690	21.00
RSUs granted in exchange for stock options	212,862	19.40
Forfeited during the period	(105,150)	39.80
Vested during the period	(175,023)	25.40
As of December 31, 2024	820,170	26.00
Granted during the period	1,330,234	11.10
Forfeited during the period	(117,861)	17.05
Vested during the period	(411,040)	29.52
As of December 31, 2025	1,621,503	13.51

Employee stock options

During the twelve months ended December 31, 2025, the Company, under the 2021 Plan, granted no new stock options. 196,628 stock options vested during the period, of which 100,326 were to key management. The stock options are accounted for as equity-settled share-based compensation transactions. For stock options granted under the 2021 Plan, the exercise price is equal to the fair value of the ADSs on the date of grant. The stock options granted to participants under the 2021 Plan vest in equal installments on each of the first three anniversaries of the date of grant, subject to continued service. The stock options expire, in relation to each installment under the vesting schedule, five years after vesting, corresponding to a total term of six, seven and eight years for the respective installment.

Activity in the Group’s stock options outstanding and related information is as follows:

	Number of employee stock options	Weighted average exercise price ($)
As of January 1, 2023	716,953	188.00
Granted during the period	555,586	35.00
Forfeited during the period(1)	(180,751)	117.60
Expired during the period(2)	(27,328)	237.60
As of December 31, 2023	1,064,460	119.60
Granted during the period	463,065	20.80
Stock options exchanged to RSUs	(609,489)	102.00
Forfeited during the period(1)	(106,784)	70.60
Expired during the period(2)	(230,938)	225.40
As of December 31, 2024	580,314	26.40
Exercised during the period	(7,291)	15.22
Forfeited during the period(1)	(65,124)	22.41
Expired during the period(2)	(43,061)	30.12
As of December 31, 2025	464,838	26.81
Vested and exercisable as of December 31, 2025	198,429	32.74

(1)
Includes 0 forfeited stock options related to the Company’s organizational restructuring during the year ended December 31, 2025 (2024: 79,472, 2023: 129,085).
(2)
Includes 15,797 expired stock options related to the Company’s organizational restructuring during the year ended December 31, 2025 (2024: 222,309, 2023: 0).

The weighted-average ADS price at exercise for stock options exercised during the twelve months ended December 31, 2025 was $18.08.

The fair value at grant date of the stock options granted during the financial year 2024 was $13.4 for the May 2024 grant date and $9.2 for the November 2024 grant date. The fair value at grant date of the stock options granted during the financial year 2023 was $19.6 for the May 2023 grant date, $21.8 for the July 2023 grant date and $8.6 for the November 2023 grant date. The fair value at grant date of the stock options granted during the financial year 2022 was $29.8 for the May 2022 grant date and $17.2 for the November 2022 grant date. The fair value at grant date of the stock options granted during the financial year 2021 was $124.8 for the May 2021 grant date and $73.4 for the November 2021 grant date. The fair value of the stock options at grant date has been determined using the Black-Scholes option-pricing model, which takes into account the exercise price, the expected term of the stock options, the ADS price at grant date, expected price volatility of the underlying ADSs, the expected dividend yield, the risk-free interest rate for the term of the stock options and the correlations and volatilities of the peer group companies. The Company does not anticipate paying any cash dividends in the near future and therefore uses an expected dividend yield of zero in the option valuation model.

Each RSU or stock option entitles the holder to acquire, as determined by the Board of Directors, either twenty ordinary shares, twenty warrants or one ADS in the Company.

The following tables lists the inputs to the Black-Scholes option-pricing model used for employee stock options granted during the financial year 2025, 2024 and 2023, respectively. No stock options were granted during 2025.

	2024	2023
Expected term (years)	6-8	6-8
Weighted-average ADS price at grant date	20.80	35.00
Expected price volatility of the Company’s ADSs (%)	60.00	50.00-55.00
Risk-free interest rate (%)	4.19-4.57	3.84-4.61

Share-based compensation expense was $13.3 million for the twelve months ended December 31, 2025 (2024: $13.6 million, 2023: $21.4 million).